Stock Options and Warrants (Details) - Schedule of Warrant Securities Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Warrants	96,661,378	89,369,473
Exercise Price (in Dollars per share)	$ 0.0038
2018 Warrants – financing [Member]
Class of Warrant or Right [Line Items]
Warrants	8,491,905	1,450,000
Exercise Price (in Dollars per share)	$ 0.07	$ 0.07
Expiration	January - November 2023
2018 Warrants for services [Member]
Class of Warrant or Right [Line Items]
Warrants	2,250,000	2,000,000
Exercise Price (in Dollars per share)	$ 0.07	$ 0.07
Expiration	October - December 2023
2019 Warrants –financing [Member]
Class of Warrant or Right [Line Items]
Warrants	10,500,000	10,500,000
Exercise Price (in Dollars per share)	$ 0.07	$ 0.07
Expiration	March - October 2024
2019 Warrants for services [Member]
Class of Warrant or Right [Line Items]
Warrants	3,500,000	1,250,000
Exercise Price (in Dollars per share)	$ 0.07	$ 0.07
Expiration	March - April 2024
2020 Warrants for services [Member]
Class of Warrant or Right [Line Items]
Warrants	750,000	3,000,000
Exercise Price (in Dollars per share)	$ 0.05	$ 0.05
Expiration	February 2025
2022 Exchange warrants [Member]
Class of Warrant or Right [Line Items]
Warrants	71,169,473	71,169,473
Exercise Price (in Dollars per share)	$ 0.0038	$ 0.0038
Expiration	September 2025